Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Parenthetical) (Detail)	Dec. 31, 2017 USD_per_Ounce
Australia [member]
Disclosure of changes in accounting estimates [line items]
Resource value per ounce	293